UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03023

Forum Funds

Forum Funds Three Canal Plaza, Suite 600 Portland, Maine 04101

Citi Fund Services 3435 Stelzer Road, Columbus, Ohio 43219

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: May 31

Date of reporting period: June 1, 2009—August 31, 2009

Item 1. Schedule of Investments.

BROWN ADVISORY GROWTH EQUITY FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—96.6%

Consumer Discretionary—8.4%
61,989	Coach, Inc.	1,753,669
149,894	Comcast Corp., Special Class A	2,186,953
95,675	PetSmart, Inc.	2,000,564

		5,941,186

Consumer Staples—6.9%
83,433	Alberto-Culver Co.	2,201,797
52,956	Costco Wholesale Corp.	2,699,697

		4,901,494

Diversified Financials—2.5%
99,926	Charles Schwab Corp.	1,804,664

Energy—9.2%
36,154	Canadian Natural Resources, Ltd.	2,069,093
37,728	FMC Technologies, Inc.(a)	1,799,626
46,344	Schlumberger, Ltd.	2,604,533

		6,473,252

Financials—1.9%
44,932	Bank of New York Mellon Corp.	1,330,437

Health Care—18.9%
41,589	Allergan, Inc.	2,325,657
32,582	Covance, Inc.(a)	1,730,104
34,371	DaVita, Inc.(a)	1,777,324
48,880	IDEXX Laboratories, Inc.(a)	2,481,149
10,681	Intuitive Surgical, Inc.(a)	2,378,765
40,116	Millipore Corp.(a)	2,656,883

		13,349,882

Industrials—10.5%
51,086	AMETEK, Inc.	1,608,187
33,127	Danaher Corp.	2,011,140
42,221	Jacobs Engineering Group, Inc.(a)	1,856,880
40,714	Roper Industries, Inc.	1,929,029

		7,405,236

Information Technology—20.9%
115,154	Cisco Systems, Inc.(a)	2,487,326
4,729	Google, Inc., Class A(a)	2,183,238
12,397	MasterCard, Inc., Class A	2,512,004
43,485	Micros Systems, Inc.(a)	1,211,927
39,403	Microsoft Corp.	971,284
21,014	QUALCOMM, Inc.	975,470
38,078	Salesforce.com, Inc.(a)	1,975,106
95,540	Trimble Navigation, Ltd.(a)	2,432,448

		14,748,803

Software & Services—6.5%
62,413	Citrix Systems, Inc.(a)	2,226,896
67,505	Cognizant Technology Solutions Corp., Class A(a)	2,354,574

		4,581,470

Technology—4.1%
88,309	Accenture, Ltd., Class A	2,914,197

Technology Hardware & Equipment—6.8%
17,401	Apple, Inc.(a)	2,927,022
83,978	NetApp, Inc.(a)	1,910,500

		4,837,522

Total Common Stock (Cost $57,503,551)		68,288,143

Short Term Investment—3.1%

Money Market Fund—3.1%
2,157,826	Investors Cash Trust - Treasury Portfolio, 0.06%(b) (Cost $2,157,826)	2,157,826

Total Investments—99.7% (Cost $59,661,377)*		70,445,969

Other Assets and Liabilities, Net—0.3%		216,501

NET ASSETS—100.0%		$70,662,470

(a)     Non-income producing security.

(b)     The rate quoted is the annualized seven-day net yield of the fund as of August 31, 2009.

*        Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		$12,006,889
Gross Unrealized Depreciation		(1,222,297)

Net Unrealized Appreciation/(Depreciation)		$10,784,592

BROWN ADVISORY VALUE EQUITY FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—94.9%

Basic Materials—6.9%
60,230	Air Products & Chemicals, Inc.	4,519,057
29,595	BHP Billiton, Ltd., ADR	1,843,768
95,960	EI Du Pont de Nemours & Co.	3,064,003

		9,426,828

Consumer Discretionary—7.4%
21,175	Sherwin-Williams Co.	1,274,735
151,960	Snap-on, Inc.	5,671,147
54,895	Staples, Inc.	1,186,281
54,170	Tiffany & Co.	1,970,705

		10,102,868

Consumer Staples—5.6%
122,990	Kraft Foods, Inc., Class A	3,486,767
36,555	Procter & Gamble Co.	1,977,991
88,345	Sysco Corp.	2,251,914

		7,716,672

Energy—11.7%
43,310	Canadian Natural Resources, Ltd.	2,478,631
22,850	Chevron Corp.	1,598,129
26,835	Devon Energy Corp.	1,647,132
48,955	Diamond Offshore Drilling, Inc.	4,377,556
89,580	Talisman Energy, Inc.	1,438,655
78,885	Total SA ADR	4,517,744

		16,057,847

Financials—10.1%
63,575	ACE, Ltd.	3,317,343
140,130	American Express Co.	4,739,197
117,315	Bank of New York Mellon Corp.	3,473,697
24,470	Franklin Resources, Inc.	2,283,785

		13,814,022

Health Care—10.5%
37,870	Becton, Dickinson & Co.	2,636,509
45,645	Johnson & Johnson	2,758,784
113,605	Medtronic, Inc.	4,351,072
111,190	Merck & Co., Inc.	3,605,892
22,172	Waters Corp.(a)	1,114,808

		14,467,065

Industrials—19.0%
38,080	3M Co.	2,745,568
103,415	Deere & Co.	4,508,894
163,585	Dover Corp.	5,658,405
89,865	Eaton Corp.	4,848,217
97,900	Illinois Tool Works, Inc.	4,094,178
90,560	Norfolk Southern Corp.	4,153,987

		26,009,249

Information Technology—10.9%
143,180	Cisco Systems, Inc.(a)	3,092,688
72,890	Dell, Inc.(a)	1,153,849
65,475	eBay, Inc.(a)	1,449,617
96,695	Harris Corp.	3,358,217
119,885	Microsoft Corp.	2,955,165
103,605	Nokia OYJ ADR	1,451,506
97,485	Symantec Corp.(a)	1,473,973

		14,935,015

Insurance—5.5%
96,225	Assurant, Inc.	2,881,939
94,800	Chubb Corp.	4,682,172

		7,564,111

Regional Banks—4.9%
131,535	BB&T Corp.	3,675,088
49,765	M&T Bank Corp.	3,073,486

		6,748,574

Technology—2.4%
100,355	Accenture, Ltd., Class A	3,311,715

Total Common Stock (Cost $110,929,532)		130,153,966

Short Term Investment—4.6%

Money Market Fund—4.6%
6,258,923	Investors Cash Trust - Treasury Portfolio, 0.06%(b) (Cost $6,258,923)	6,258,923

Total Investments—99.5% (Cost $117,188,455)*		136,412,889

Other Assets and Liabilities, Net—0.5%		650,250

NET ASSETS—100.0%		$137,063,139

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day net yield of the fund as of August 31, 2009.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		$19,874,876
Gross Unrealized Depreciation		(650,442)

Net Unrealized Appreciation/(Depreciation)		$19,224,434

ADR	American Depositary Receipt

BROWN ADVISORY FLEXIBLE VALUE FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—95.1%

Banks—1.5%
14,020	Bank of America Corp.	246,612

Consumer Discretionary—15.4%
18,740	CarMax, Inc.(a)	324,389
23,885	Comcast Corp., Class A	365,918
10,590	Lowe’s Cos., Inc.	227,685
10,165	Scripps Networks Interactive, Inc., Class A	330,058
12,160	Staples, Inc.	262,778
8,070	TJX Cos., Inc.	290,116
11,640	WABCO Holdings, Inc.	221,975
19,805	Walt Disney Co.	515,722

		2,538,641

Consumer Staples—8.6%
6,565	Costco Wholesale Corp.	334,684
17,910	Kraft Foods, Inc., Class A	507,748
6,880	PepsiCo, Inc.	389,890
3,500	Wal-Mart Stores, Inc.	178,045

		1,410,367

Diversified Financials—1.1%
9,705	Charles Schwab Corp.	175,272

Energy—11.3%
2,500	Canadian Natural Resources, Ltd.	143,075
5,615	Exxon Mobil Corp.	388,277
10,382	Kinder Morgan Management, LLC(a)	491,402
19,020	Magellan Midstream Holdings, LP	414,066
5,830	Occidental Petroleum Corp.	426,173

		1,862,993

Financials—15.1%
14,670	American Express Co.	496,139
13,070	Bank of New York Mellon Corp.	387,003
190	Berkshire Hathaway, Inc., Class B(a)	624,340
3,420	Franklin Resources, Inc.	319,188
7,100	Redecard SA, GDR(b)	194,927
16,940	Wells Fargo Co.	466,189

		2,487,786

Health Care—10.2%
10,460	Coventry Health Care, Inc.(a)	228,342
4,895	Johnson & Johnson	295,854
4,500	Medtronic, Inc.	172,350
11,870	Merck & Co., Inc.	384,944
11,230	WellPoint, Inc.(a)	593,505

		1,674,995

Industrials—9.6%
5,625	Burlington Northern Santa Fe Corp.	466,988
8,100	Canadian National Railway Co.	390,987
3,040	Danaher Corp.	184,558
14,670	General Electric Co.	203,913
5,670	United Technologies Corp.	336,571

		1,583,017

Information Technology—14.8%
980	Google, Inc., Class A(a)	452,437
9,600	Hewlett-Packard Co.	430,944
1,825	IBM Corp.	215,441
3,800	MasterCard, Inc., Class A	769,994
7,080	Microsoft Corp.	174,522
8,145	Paychex, Inc.	230,422
2,280	Visa, Inc., Class A	162,108

		2,435,868

Insurance—0.9%
4,700	Assurant, Inc.	140,765

Regional Banks—1.4%
785	BB&T Corp.	21,933
3,330	M&T Bank Corp.	205,661

		227,594

Telecommunications—5.2%
7,525	America Movil SAB de CV, ADR	339,754
3,800	Millicom International Cellular SA(a)	268,128
10,440	SBA Communications Corp., Class A(a)	251,708

		859,590

Total Common Stock (Cost $16,349,365)		15,643,500

Short Term Investment—4.9%

Money Market Fund—4.9%
801,102	Investors Cash Trust - Treasury Portfolio, 0.06%(c) (Cost $801,102)	801,102

Total Investments—100.0% (Cost $17,150,467)*		16,444,602

Other Assets and Liabilities, Net—0.0%(d)		(2,959)

NET ASSETS—100.0%		$16,441,643

(a)     Non-income producing security.

(b)     Security exempt from registration under Rule 144A of the Securities Act of 1933. At August 31, 2009, the value of these securities amounted to $194,927 or 1.2% of net assets.

(c)     The rate quoted is the annualized seven-day net yield of the fund as of August 31, 2009.

(d)     Less than 0.05%.

*       Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		$963,247
Gross Unrealized Depreciation		(1,669,112)

Net Unrealized Appreciation/(Depreciation)		$(705,865)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LP	Limited Partnership

BROWN ADVISORY SMALL-CAP GROWTH FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—93.2%

Commercial Services & Supplies—2.9%
Commercial Services & Supplies—2.9%
86,300	Broadridge Financial Solutions, Inc.	1,796,766
58,000	Lender Processing Services, Inc.	1,988,240

		3,785,006

Consumer Discretionary—14.5%
Diversified Consumer Services—4.9%
97,000	American Public Education, Inc.(a)	3,361,050
142,500	K12, Inc.(a)	2,934,075

		6,295,125

Hotels, Restaurants & Leisure—1.2%
36,600	WMS Industries, Inc.(a)	1,549,278

Household Durables—5.1%
118,000	Harman International Industries, Inc.	3,538,820
179,500	Interline Brands, Inc.(a)	2,999,445

		6,538,265

Specialty Retail—3.3%
86,000	PetMed Express, Inc.	1,555,740
58,000	PetSmart, Inc.	1,212,780
52,000	Titan Machinery, Inc.(a)	626,600
32,500	Urban Outfitters, Inc.(a)	923,975

		4,319,095

		18,701,763

Energy—5.0%
Energy Equipment & Services—5.0%
35,500	Arena Resources, Inc.(a)	1,085,590
69,860	Oceaneering International, Inc.(a)	3,644,596
98,000	T-3 Energy Services, Inc.(a)	1,722,840

		6,453,026

Entertainment—2.2%
Professional & Management Services—2.2%
185,000	National CineMedia, Inc.	2,775,000

Health Care—20.4%
Biotechnology—2.6%
31,000	Illumina, Inc.(a)	1,093,370
116,000	Seattle Genetics, Inc.(a)	1,421,000
142,649	ZymoGenetics, Inc.(a)	838,776

		3,353,146

Health Care Equipment & Supplies—12.2%
77,500	Covance, Inc.(a)	4,115,250
106,500	Dexcom, Inc.(a)	831,765
32,500	Gen-Probe, Inc.(a)	1,252,875
188,500	Hansen Medical, Inc.(a)	642,785
52,000	IDEXX Laboratories, Inc.(a)	2,639,520
106,000	Luminex Corp.(a)	1,619,680
37,500	Masimo Corp.(a)	942,000
61,500	NuVasive, Inc.(a)	2,464,305
18,500	TECHNE Corp.	1,140,895

		15,649,075

Health Care Providers & Services—3.7%
22,500	Genoptix, Inc.(a)	645,525
78,500	Henry Schein, Inc.(a)(b)	4,158,930

		4,804,455

Life Sciences Tools & Services—1.9%
38,000	Millipore Corp.(a)	2,516,740

		26,323,416

Industrials—14.1%
Aerospace & Defense—2.7%
176,000	Argon ST, Inc.(a)	3,516,480

Commercial Services & Supplies—4.5%
73,000	ESCO Technologies, Inc.(a)	2,705,380
112,000	Waste Connections, Inc.(a)	3,063,200

		5,768,580

Construction & Engineering—1.9%
109,000	Quanta Services, Inc.(a)	2,411,080

Electronic Equipment & Instruments—1.2%
49,000	Brink’s Home Security Holdings, Inc.(a)	1,532,230

Energy Equipment & Services—1.5%
63,000	Dresser-Rand Group, Inc.(a)	1,871,100

Machinery—2.3%
113,000	IDEX Corp.	2,987,720

		18,087,190

Information Technology—24.7%
Electronic Equipment & Instruments—3.6%
182,000	Trimble Navigation, Ltd.(a)	4,633,720

Internet Software & Services—5.5%
56,500	CyberSource Corp.(a)	867,275
864,000	Orbitz Worldwide, Inc.(a)	5,417,280
37,600	Rosetta Stone, Inc.(a)	829,080

		7,113,635

IT Services—5.7%
146,000	3PAR, Inc.(a)	1,290,640
89,000	Global Payments, Inc.	3,777,160
150,500	Total System Services, Inc.	2,296,630

		7,364,430

Semiconductors & Semiconductor Equipment—2.2%
23,500	Synaptics, Inc.(a)	605,830
127,000	Volterra Semiconductor Corp.(a)	2,249,170

		2,855,000

Software—7.7%
86,500	CommVault Systems, Inc.(a)	1,582,085
156,800	Double-Take Software, Inc.(a)	1,376,704
24,000	FactSet Research Systems, Inc.	1,320,960
48,500	Informatica Corp.(a)	869,605
35,000	Micros Systems, Inc.(a)	975,450
46,500	Salesforce.com, Inc.(a)	2,411,955

BROWN ADVISORY SMALL-CAP GROWTH FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Shares/ Face Amount $	Security Description	Value $
Common Stock—Continued

Information Technology—Continued
38,000	Sybase, Inc.(a)	1,324,300

		9,861,059

		31,827,844

Materials—2.2%
Diversified Chemical Manufacturing—2.2%
141,500	Rockwood Holdings, Inc.(a)	2,882,355

Software & Services—2.5%
Internet Software & Services—2.5%
89,500	Citrix Systems, Inc.(a)	3,193,360

Telecommunications—2.2%
Diversified Consumer Services—1.1%
200,118	Knology, Inc.(a)	1,448,855

Wireless Telecommunication Services—1.1%
56,500	SBA Communications Corp., Class A(a)	1,362,215

		2,811,070

Transportation—2.5%
Air Freight & Logistics—2.5%
249,000	UTi Worldwide, Inc.(a)	3,199,650

Total Common Stock (Cost $100,277,264)		120,039,680

Private Placement—0.2%
3,400	Montagu Newhall Global Partners IV, LP - B(a)(c)(d)(e) (Cost $340,000)	310,641

Short Term Investment—7.0%

Money Market Fund—7.0%
8,945,906	Investors Cash Trust - Treasury Portfolio, 0.06%(f) (Cost $8,945,906)	8,945,906

Total Investments—100.4% (Cost $109,563,170)*		129,296,227

Other Assets and Liabilities, Net—(0.4)%		(559,394)

NET ASSETS—100.0%		$128,736,833

(a) Non-income producing security.
(b) All or a portion of this security was segregated in connection with the remaining capital commitments for the private placement security.
(c) This security was purchased with a full investment commitment of $2 million, with $1,660,000 outstanding at August 31, 2009.
(d) Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2009 the value of these securities amounted to $310,641, or 0.2% of net assets.

(e)     Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At August 31, 2009 the value of this security amounted to $310,641, or 0.2% of net assets. Additional information on the restricted security is as follows:

Montagu Newhall Global Partners IV, LP - B

Acquisition Date	Acquisition Cost
February 19, 2008	$20,000
April 21, 2008	100,000
July 31, 2008	60,000
October 27, 2008	60,000
May 1, 2009	100,000

$340,000

(f) The rate quoted is the annualized seven-day net yield of the fund as of August 31, 2009.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$22,181,706
Gross Unrealized Depreciation	(2,448,649)

Net Unrealized Appreciation/(Depreciation)	$19,733,057

LP	Limited Partnership

BROWN ADVISORY SMALL-CAP VALUE FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—96.7%
Basic Materials—1.6%
112,300	Aceto Corp.	751,287
5,500	Compass Minerals International, Inc.	292,490

		1,043,777

Capital Goods—3.2%
98,100	Kaman Corp.	2,033,613

Commercial Services & Supplies—29.9%
12,700	Administaff, Inc.	306,578
76,200	Broadridge Financial Solutions, Inc.	1,586,484
239,492	CBIZ, Inc.(a)	1,714,763
43,900	Chemed Corp.	1,911,406
14,000	Clean Harbors, Inc.(a)	826,280
132,700	Convergys Corp.(a)	1,438,468
25,774	Electro Rent Corp.	262,637
231,400	Global Cash Access Holdings, Inc.(a)	1,677,650
41,900	Hewitt Associates, Inc., Class A(a)	1,509,238
230,040	infoGROUP, Inc.(a)	1,419,347
79,200	Interactive Data Corp.	1,838,232
101,400	R.R. Donnelley & Sons Co.	1,808,976
52,300	Silgan Holdings, Inc.	2,542,826
4,900	Watson Wyatt Worldwide, Inc., Class A	214,130

		19,057,015

Consumer Discretionary—2.4%
57,800	American Eagle Outfitters, Inc.	780,300
70,468	Liquidity Services, Inc.(a)	767,397

		1,547,697

Consumer Staples—5.0%
24,700	Alberto-Culver Co.	651,833
27,200	B&G Foods, Inc.	474,096
95,720	B&G Foods, Inc., Class A	872,966
18,700	Ralcorp Holdings, Inc.(a)	1,173,051

		3,171,946

Energy—4.5%
50,300	Concho Resources, Inc.(a)	1,639,277
24,100	Oceaneering International, Inc.(a)	1,257,297

		2,896,574

Financials—14.3%
31,990	Affiliated Managers Group, Inc.(a)	2,089,906
45,700	Arthur J. Gallagher & Co.	1,086,289
68,500	CapitalSource, Inc.	283,590
43,700	Cypress Sharpridge Investments, Inc., REIT(a)	611,800
20,902	Entertainment Properties Trust, REIT	655,487
4,000	First City Liquidating Trust Loans Assets Corp.(a)(b)(c)	0
22,500	Hatteras Financial Corp., REIT	672,525
69,000	Hercules Technology Growth Capital, Inc.	639,630
27,600	Investment Technology Group, Inc.(a)	680,064
91,800	Nelnet, Inc., Class A(a)	1,354,968
39,639	Willis Group Holdings, Ltd.	1,022,290

		9,096,549

Health Care—3.2%
9,300	Beckman Coulter, Inc.	629,796
9,300	Henry Schein, Inc.(a)	492,714
22,900	West Pharmaceutical Services, Inc.	920,351

		2,042,861

Hotels, Restaurants & Leisure—5.0%
68,800	AFC Enterprises(a)	571,040
17,700	Jack in the Box, Inc.(a)	360,903
108,632	Speedway Motorsports, Inc.	1,689,228
115,655	Wendy’s/Arby’s Group, Inc., Class A	582,901

		3,204,072

Industrials—7.6%
93,224	Argon ST, Inc.(a)	1,862,615
84,000	SRS Labs, Inc.(a)	608,160
26,100	Stanley Works	1,068,273
38,700	Teledyne Technologies, Inc.(a)	1,306,512

		4,845,560

Information Technology—6.3%
26,200	Acxiom Corp.(a)	238,944
218,800	Novell, Inc.(a)	951,780
84,650	Progress Software Corp.(a)	1,886,002
26,902	Sybase, Inc.(a)	937,535

		4,014,261

Media—3.5%
128,000	Dolan Media Co.(a)	1,356,800
139,538	MDC Partners, Inc., Class A(a)	841,414

		2,198,214

Retailing—3.5%
46,791	Cash America International, Inc.	1,311,552
66,975	Stage Stores, Inc.	894,116

		2,205,668

Technology—1.6%
21,100	Applied Signal Technology, Inc.	537,417
142,800	MIPS Technologies, Inc.(a)	501,228

		1,038,645

Telecommunications—3.6%
105,804	j2 Global Communications, Inc.(a)	2,261,031

Transportation—1.5%
37,700	Atlas Air Worldwide Holdings, Inc.(a)	940,238

Total Common Stock (Cost $52,546,853)		61,597,721

Short Term Investment—3.7%

Money Market Fund—3.7%
2,340,367	Investors Cash Trust - Treasury Portfolio, 0.06%(d) (Cost $2,340,367)	2,340,367

Total Investments—100.4% (Cost $54,887,220)*		63,938,088

Other Assets and Liabilities, Net—(0.4)%		(271,100)

NET ASSETS—100.0%		$63,666,988

BROWN ADVISORY SMALL-CAP VALUE FUND

Schedule of Investments

August 31, 2009 (Unaudited)

(a) Non-income producing security.

(b)     Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At August 31, 2009 the value of these securities amounted to $0, or 0.00% of net assets. Additional information on the restricted security is as follows:

First City Liquidating Trust Loans Assets Corp.

Acquisition Date	Acquisition Cost
October 31, 2003	$8,050

(c) Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2009 the value of these securities amounted to $0, or 0.00% of net assets.
(d) The rate quoted is the annualized seven-day net yield of the fund as of August 31, 2009.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$11,362,864
Gross Unrealized Depreciation	(2,311,996)

Net Unrealized Appreciation/(Depreciation)	$9,050,868

REIT	Real Estate Investment Trust

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—91.5%

Commercial Services & Supplies—11.4%
1	Altisource Portfolio Solutions SA(a)	9
37,760	Broadridge Financial Solutions, Inc.	786,163
16,170	Lender Processing Services, Inc.	554,308
13,010	The Brink’s Co.	342,813
21,410	TNS, Inc.(a)	555,804

		2,239,097

Consumer Discretionary—21.8%
31,135	American Greetings Corp., Class A	432,465
19,410	Casey’s General Stores, Inc.	538,628
23,190	Cato Corp., Class A	396,085
12,180	Choice Hotels International, Inc.	359,310
10,490	Coinstar, Inc.(a)	346,275
19,190	Helen of Troy, Ltd.(a)	414,888
25,545	Hillenbrand, Inc.	511,411
10,185	Jackson Hewitt Tax Service, Inc.	56,934
25,605	PetMed Express, Inc.	463,194
18,735	PetSmart, Inc.	391,749
29,200	Spartan Stores, Inc.	387,484

		4,298,423

Energy—1.6%
5,755	Arena Resources, Inc.(a)	175,988
7,455	T-3 Energy Services, Inc.(a)	131,059

		307,047

Financials—9.5%
11,040	Ares Capital Corp.	102,672
37,830	Fifth Street Finance Corp.	389,271
16,570	HCC Insurance Holdings, Inc.	438,111
28,770	Hilltop Holdings, Inc.(a)	353,295
50	Ocwen Financial Corp.(a)	517
59,274	Pacific Premier Bancorp, Inc.(a)	247,765
17,325	PacWest Bancorp	341,476

		1,873,107

Industrials—15.2%
4,875	AMERCO(a)	221,813
7,740	Baldor Electric Co.	217,262
19,930	Brink’s Home Security Holdings, Inc.(a)	623,211
16,225	Dresser-Rand Group, Inc.(a)	481,882
12,810	Harsco Corp.	399,544
30,775	LSB Industries, Inc.(a)	475,166
24,675	School Specialty, Inc.(a)	562,343

		2,981,221

Information Technology—19.4%
45,305	Double-Take Software, Inc.(a)	397,778
12,975	DST Systems, Inc.(a)	594,385
13,275	GameStop Corp., Class A(a)	315,945
9,575	Global Payments, Inc.	406,363
23,600	Jack Henry & Associates, Inc.	550,116
82,360	Silicon Motion Technology Corp. ADR(a)	288,260
26,955	Tessera Technologies, Inc.(a)(b)	677,379
38,315	Total System Services, Inc.	584,687

		3,814,913

Insurance—1.6%
10,705	Assurant, Inc.	320,615

Telecommunications—9.4%
13,370	Comtech Telecommunications Corp.(a)	454,847
29,470	EchoStar Corp., Class A(a)	546,668
14,400	InterDigital, Inc.(a)	301,824
75,090	Knology, Inc.(a)	543,652

		1,846,991

Transportation—1.6%
24,115	UTi Worldwide, Inc.(a)	309,878

Total Common Stock (Cost $15,127,575)		17,991,292

Convertible Preferred Stock—0.3%

Financials—0.3%
5,905	CIT Group, Inc. (Cost $51,792)	57,574

Preferred Stocks—2.6%

Financials—2.6%
19,789	ASBC Capital I Trust Originated Preferred Securities, Callable 10/5/2009 @ 25.00	430,411
3,670	Saul Centers, Inc., Series B, Callable 3/15/2013 @ 25.00	91,860

Total Preferred Stocks (Cost $480,499)		522,271

Investment Company—1.9%
59,014	Third Point Offshore Investors, Ltd.(a) (Cost $269,474)	371,788

Short Term Investment—3.9%

Money Market Fund—3.9%
758,393	Investors Cash Trust - Treasury Portfolio, 0.06%(c) (Cost $758,393)	758,393

Total Investments—100.2% (Cost $16,687,733)*		19,701,318

Other Assets and Liabilities, Net—(0.2)%		(31,388)

NET ASSETS—100.0%		$19,669,930

Number of Contracts
Call Option Written—(0.2)%
(115)	Tessera Technologies, Inc. Expiring September 2009, Strike Price $20.00 (Premiums received $(20,701))	(48,300)

(a)	Non-income producing security.
(b)	Security subject to call option written by the Fund.

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND

Schedule of Investments

August 31, 2009 (Unaudited)

(c)	The rate quoted is the annualized seven-day net yield of the fund as of August 31, 2009.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$3,181,540
Gross Unrealized Depreciation	(167,955)

Gross Unrealized Appreciation/(Depreciation)	$3,013,585

ADR	American Depositary Receipt

BROWN ADVISORY OPPORTUNITY FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—97.5%

Basic Materials—4.5%
10,790	Air Products & Chemicals, Inc.	809,574

Consumer Discretionary—10.0%
12,025	American Public Education, Inc.(a)	416,666
22,975	Snap-on, Inc.	857,427
13,875	Tiffany & Co.	504,773

		1,778,866

Consumer Staples—3.3%
11,700	Costco Wholesale Corp.	596,466

Energy—6.6%
11,970	Canadian Natural Resources, Ltd.	685,043
8,580	Total SA ADR	491,376

		1,176,419

Financials—3.8%
7,225	Franklin Resources, Inc.	674,309

Health Care—9.3%
8,225	Becton, Dickinson & Co.	572,625
14,195	Gen-Probe, Inc.(a)	547,217
8,205	Millipore Corp.(a)	543,417

		1,663,259

Industrials—18.0%
14,795	AMETEK, Inc.	465,747
25,500	Amphenol Corp., Class A	891,480
8,145	Danaher Corp.	494,483
6,755	Eaton Corp.	364,432
15,400	Jacobs Engineering Group, Inc.(a)	677,292
14,250	Quanta Services, Inc.(a)	315,210

		3,208,644

Information Technology—12.3%
20,325	Cisco Systems, Inc.(a)	439,020
14,320	Global Payments, Inc.	607,741
1,185	Google, Inc., Class A(a)	547,079
23,840	Trimble Navigation, Ltd.(a)	606,966

		2,200,806

Insurance—6.7%
15,670	Assurant, Inc.	469,317
14,675	Chubb Corp.	724,798

		1,194,115

Materials—2.5%
22,255	Rockwood Holdings, Inc.(a)	453,334

Regional Bank—4.5%
28,785	BB&T Corp.	804,253

Semi-Conductor—1.7%
19,225	MEMC Electronic Materials, Inc.(a)	306,639

Software & Services—3.8%
19,150	Citrix Systems, Inc.(a)	683,272

Technology—3.7%
20,175	Accenture, Ltd., Class A	665,775

Technology Hardware & Equipment—4.9%
5,185	Apple, Inc.(a)	872,169

Transportation—1.9%
27,000	UTi Worldwide, Inc.(a)	346,950

Total Common Stock (Cost $14,641,564)		17,434,850

Short Term Investment—2.6%

Money Market Fund—2.6%
457,074	Investors Cash Trust - Treasury Portfolio, 0.06%(b) (Cost $457,074)	457,074

Total Investments—100.1% (Cost $15,098,638)*		17,891,924

Other Assets and Liabilities, Net—(0.1)%		(19,198)

NET ASSETS—100.0%		$17,872,726

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day net yield of the fund as of August 31, 2009.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		$3,306,967
Gross Unrealized Depreciation		(513,681)

Net Unrealized Appreciation/(Depreciation)		$2,793,286

ADR	American Depositary Receipt

BROWN ADVISORY CORE INTERNATIONAL FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—94.8%

Australia—5.7%
21,059	Australia & New Zealand Banking Group, Ltd.	378,853
69,416	BHP Billiton, Ltd.	2,158,564
45,668	Caltex Australia, Ltd.	477,353
16,060	Commonwealth Bank of Australia	624,253
15,395	CSL, Ltd.	419,013
723,736	Dexus Property Group, REIT	455,611
15,118	Rio Tinto, Ltd.	716,790
275,260	Telstra Corp., Ltd.	758,260
32,234	Westfield Group, REIT	344,830
15,520	Woolworths, Ltd.	367,466

		6,700,993

Belgium—1.4%
27,832	Anheuser-Busch InBev NV	1,201,423
6,841	Delhaize Group	458,377

		1,659,800

Denmark—0.5%
9,625	Novo Nordisk A/S, B Shares	586,822

Finland—0.7%
15,643	Konecranes Oyj	442,176
22,660	Nokia Oyj	315,065

		757,241

France—11.3%
3,740	Air Liquide SA	399,121
19,524	BNP Paribas SA	1,571,961
21,787	Bouygues SA	1,081,012
16,641	Cap Gemini SA	804,809
5,251	Fonciere des Regions SA, REIT	549,457
35,314	France Telecom SA	897,985
24,547	GDF Suez SA	1,034,110
21,739	Sanofi-Aventis SA	1,474,528
14,920	Technip SA	922,502
19,153	Teleperformance	657,935
19,864	Total SA	1,138,071
4,552	Unibail-Rodamco SA, REIT	900,104
63,551	Vivendi SA	1,810,043

		13,241,638

Germany—5.2%
20,923	BASF SE	1,094,676
7,234	Bayer AG	444,218
25,559	E.ON AG	1,076,010
7,162	Hannover Rueckversicherung AG(a)	314,757
21,886	MTU Aero Engines Holding AG	926,400
1,949	Muenchener Rueckversicherungs-Gesellschaft AG	289,986
7,438	SAP AG	362,603
9,713	Siemens AG	840,511
6,480	Wacker Chemie AG	782,460

		6,131,621

Greece—1.2%
14,099	National Bank of Greece SA(a)	441,579
18,289	OPAP SA	445,664
23,530	Public Power Corp. SA(a)	553,139

		1,440,382

Hong Kong—2.1%
72,000	Cheung Kong Holdings, Ltd.	854,223
37,602	Hongkong Electric Holdings, Ltd.	210,081
308,000	Industrial & Commercial Bank of China, Ltd.	620,753
121,500	MTR Corp., Ltd.	408,386
29,000	Sun Hung Kai Properties, Ltd.	392,519

		2,485,962

Italy—3.3%
15,934	Atlantia SpA	354,475
164,072	Enel SpA	966,596
53,424	Eni SpA	1,266,603
23,655	Finmeccanica SpA	377,726
19,609	Prysmian SpA	366,242
19,633	Saipem SpA	525,411

		3,857,053

Japan—20.7%
67,000	Air Water, Inc.	770,612
44,000	Asahi Glass Co., Ltd.	383,102
73,000	Chiba Bank, Ltd.	459,830
16,700	Denso Corp.	485,580
28,500	FamilyMart Co., Ltd.	882,296
6,700	Fast Retailing Co., Ltd.	803,021
96,000	Fujitsu, Ltd.	645,985
13,800	Hisamitsu Pharmaceutical Co., Inc.	532,538
43,800	Hitachi Chemical Co., Ltd.	904,437
442,000	Hokuhoku Financial Group, Inc.	1,102,268
39,600	Honda Motor Co., Ltd.	1,249,339
10,300	JFE Holdings, Inc.	359,830
628	Jupiter Telecommunications Co., Ltd.	546,791
227	KDDI Corp.	1,290,799
33,000	Kirin Holdings Co., Ltd.	483,489
13,400	Kobayashi Pharmaceutical Co., Ltd.	602,085
19,500	Konami Corp.	384,215
58,100	Mitsubishi Corp.	1,177,239
49,600	Mitsubishi UFJ Financial Group, Inc.	316,698
29,000	Mitsui & Co., Ltd.	377,814
7,800	Nidec Corp.	560,916
2,100	Nintendo Co., Ltd.	567,946
50,000	Nippon Electric Glass Co., Ltd.	519,187
55,000	Nippon Oil Corp.	314,522
53,500	Nissan Motor Co., Ltd.	373,804
11,200	Nitto Denko Corp.	339,503
35,500	Nomura Holdings, Inc.	314,055
107	NTT Data Corp.	364,603
64,000	Osaka Gas Co., Ltd.	221,520
851	Rakuten, Inc.	514,094
424	RISA Partners, Inc.	359,144
10,800	Sankyo Co., Ltd.	680,297
14,000	Santen Pharmaceutical Co., Ltd.	471,031
8,900	SECOM Co., Ltd.	401,806
21,500	Sega Sammy Holdings, Inc.	280,566
26,500	Sumitomo Electric Industries, Ltd.	342,395
8,281	Sumitomo Mitsui Financial Group, Inc.	356,947
82,000	Suruga Bank, Ltd.	803,870
13,600	Takeda Pharmaceutical Co., Ltd.	548,210
134,000	Tokyo Gas Co., Ltd.	537,268
72,000	Toshiba Corp.	369,945
28,000	Toyo Suisan Kaisha, Ltd.	713,318
38,000	Yamato Holdings Co., Ltd.	629,044

		24,341,959

Netherlands—1.9%
9,862	Fugro NV	530,816

BROWN ADVISORY CORE INTERNATIONAL FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Shares	Security Description	Value $
Common Stock—Continued

Netherlands—Continued
73,625	Koninklijke Ahold NV	862,321
22,607	Koninklijke KPN NV	347,057
24,979	Wolters Kluwer NV	494,467

		2,234,661

Norway—1.9%
132,100	DnB NOR ASA(a)	1,350,851
16,100	Fred. Olsen Energy ASA	545,581
11,600	Yara International ASA	314,780

		2,211,212

Singapore—1.8%
137,000	Singapore Telecommunications, Ltd.	298,612
61,000	United Overseas Bank, Ltd.	707,136
255,000	Wilmar International, Ltd.	1,157,642

		2,163,390

Spain—6.2%
10,260	ACS, Actividades de Construccion y Servicios SA	528,560
177,232	Banco Santander SA	2,727,174
318,234	Mapfre SA	1,309,173
26,316	Repsol YPF SA	652,581
80,888	Telefonica SA	2,039,476

		7,256,964

Sweden—2.6%
19,183	Electrolux AB, Series B(a)	397,736
6,850	Oriflame Cosmetics SA	333,160
50,785	Svenska Handelsbanken AB, A Shares	1,331,375
18,162	Swedish Match AB, Class B	349,760
65,968	Telefonaktiebolaget LM Ericsson, B Shares	631,490

		3,043,521

Switzerland—7.9%
26,740	ABB, Ltd.	513,279
9,511	Baloise Holding AG	861,614
25,515	Credit Suisse Group AG	1,300,335
19,947	Nestle SA	828,707
12,783	Roche Holdings AG - Genusschein	2,032,287
1,634	Swatch Group AG	352,083
24,496	Swiss Re	1,129,695
1,631	Syngenta AG	383,638
8,631	Zurich Financial Services AG	1,897,254

		9,298,892

United Kingdom—20.4%
144,096	Amlin PLC	865,946
88,027	Antofagasta PLC	1,098,260
19,995	AstraZeneca PLC	924,308
13,725	Autonomy Corp. PLC(a)	290,647
190,737	Aviva PLC	1,261,107
232,219	BAE Systems PLC	1,180,070
83,170	Balfour Beatty PLC	455,813
153,172	Beazley PLC	280,235
39,569	BG Group PLC	655,018
99,701	BP PLC	863,353
54,479	British American Tobacco PLC	1,661,789
151,038	Compass Group PLC	802,442
34,935	Diageo PLC	542,483
98,699	G4S PLC	358,900
54,364	GlaxoSmithKline PLC	1,064,521
136,143	IG Group Holdings PLC	779,372
244,212	International Power PLC	1,119,378
58,838	Interserve PLC	229,372
97,076	Kingfisher PLC	334,510
72,053	Marks & Spencer Group PLC	398,522
117,120	National Grid PLC	1,129,527
24,948	Reckitt Benckiser Group PLC	1,158,549
59,302	Royal Dutch Shell PLC, B Shares	1,615,853
117,537	Stagecoach Group PLC	257,894
63,627	Standard Chartered PLC	1,445,786
110,799	Thomas Cook Group PLC	416,786
675,606	Vodafone Group PLC	1,460,389
76,501	William Morrison Supermarkets PLC	344,924
71,203	Xstrata PLC	957,896

		23,953,650

Total Common Stock (Cost $112,987,945)		111,365,761

Preferred Stocks—1.5%

Germany—1.5%
22,726	Fresenius SE	1,289,014
4,474	Volkswagen AG	419,862

Total Preferred Stocks (Cost $1,974,035)		1,708,876

Exchange Traded Fund—2.0%

United States—2.0%
44,269	iShares MSCI EAFE Index Fund (Cost $2,034,917)	2,332,091

Short Term Investment—0.7%

Money Market Fund—0.7%

United States—0.7%
770,337	Western Asset/Citi Institutional U.S. Treasury Reserves, Class A, 0.10%, (b) (Cost $770,337)	770,337

Total Investments—99.0% (Cost $117,767,234)*		116,177,065

Other Assets and Liabilities, Net—1.0%		1,183,305

NET ASSETS—100.0%		$117,360,370

(a)     Non-income producing security.

(b)     The rate quoted is the annualized seven-day net yield of the fund as of August 31, 2009.

*        Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		$10,520,831
Gross Unrealized Depreciation		(12,111,000)

Net Unrealized Appreciation/(Depreciation)		$(1,590,169)

PLC	Public Limited Company
REIT	Real Estate Investment Trust

BROWN ADVISORY MARYLAND BOND FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Certificates of Participation—0.7%
Revenue Bonds—0.7%
500,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	4.00%	08/01/14	545,005
500,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	4.00%	08/01/15	544,880
200,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	5.00%	08/01/16	229,194

Total Certificates of Participation (Cost $1,244,972)				1,319,079

Municipal Bonds—92.9%
General Obligation Bonds—62.0%
475,000	Annapolis Maryland Public Improvement Callable 6/1/2019 @ 100	4.00%	06/01/24	493,658
250,000	Anne Arundel County Maryland	5.00%	02/15/10	255,315
500,000	Anne Arundel County Maryland Prerefunded 2/15/2011 @ 101	4.75%	02/15/17	534,335
500,000	Anne Arundel County Maryland Prerefunded 2/15/2011 @ 101	4.80%	02/15/18	534,695
565,000	Anne Arundel County Maryland Consolidated General Improvement	5.00%	03/01/15	651,908
3,555,000	Anne Arundel County Maryland Consolidated General Improvement	5.00%	04/01/16	4,137,771
950,000	Anne Arundel County Maryland Consolidated General Improvement	4.00%	04/01/18	1,037,409
1,350,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2015 @ 100	5.00%	03/01/17	1,511,743
1,060,000	Anne Arundel County Maryland Consolidated Water & Sewer	4.00%	04/01/18	1,158,919
500,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2017 @ 100	4.50%	03/01/25	525,920
1,400,000	Baltimore County Maryland Consolidated Public Improvement Callable 9/1/2012 @ 100	5.00%	09/01/13	1,546,692
900,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/15	1,045,737
1,320,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	08/01/17	1,549,310
400,000	Baltimore County Maryland Consolidated Public Improvement Prerefunded 8/1/2012 @ 100	5.00%	08/01/18	443,840
2,000,000	Baltimore County Maryland Metropolitan District	5.00%	08/01/16	2,341,800
1,505,000	Baltimore County Maryland Metropolitan District	4.00%	08/01/18	1,651,512
1,450,000	Baltimore County Maryland Metropolitan District - 71st Issue Callable 2/1/2018 @ 100	5.00%	02/01/20	1,663,324
2,000,000	Baltimore County Maryland Pension Funding	5.00%	08/01/13	2,268,180
265,000	Baltimore Maryland Consolidated Public Improvement	4.00%	10/15/12	285,180
440,000	Baltimore Maryland Consolidated Public Improvement Series A NATL-RE Insured	5.00%	10/15/14	505,547
250,000	Baltimore Maryland Consolidated Public Improvement	5.00%	10/15/15	286,613
250,000	Caroline County Maryland Public Improvement Callable 11/1/2016 @ 100 XLCA Insured	4.00%	11/01/20	250,345
2,540,000	Carroll County Maryland Consolidated Public Improvement	4.00%	11/01/13	2,793,035
1,000,000	Carroll County Maryland Consolidated Public Improvement Callable 11/1/2018 @ 100	4.50%	11/01/23	1,077,390
1,000,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	5.00%	11/01/15	1,168,340
500,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	12/01/15	555,700
500,000	Charles County Maryland Consolidated Public Improvement	4.20%	02/01/11	525,280
250,000	Charles County Maryland Consolidated Public Improvement Prerefunded 2/1/2011 @ 101	4.30%	02/01/12	264,938
500,000	Charles County Maryland County Commissioners Consolidated Public Improvement	4.00%	03/01/10	509,380
900,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	3.00%	02/01/13	947,484
1,100,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/14	1,251,833
1,930,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	5.00%	02/01/15	2,222,298
1,005,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100	4.25%	03/01/16	1,097,470
250,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/16	290,372
290,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100	4.25%	03/01/17	314,044
520,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series B Continuously Callable 2/1/2019 @ 100	4.25%	02/01/28	532,147
500,000	Charles County Maryland County Commissioners Consolidated Public Improvements Callable 3/1/2017 @ 100 NATL-RE Insured	4.00%	03/01/20	529,395
305,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/17	356,533
470,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/18	550,534
750,000	District of Columbia Series A Callable 6/1/2017 @ 100 NATL-RE FGIC Insured	4.25%	06/01/29	694,080
570,000	Easton Maryland Public Facilities Assured Guaranty Insured	4.25%	12/01/12	625,837
200,000	Frederick County Maryland Public Facilities	5.00%	08/01/14	228,534
250,000	Frederick County Maryland Public Facilities Callable 8/1/2015 @ 100	5.00%	08/01/16	286,213
1,000,000	Frederick County Maryland Public Facilities Callable 12/1/2015 @ 100	5.00%	12/01/17	1,133,390
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/18	597,520
1,450,000	Frederick County Maryland Public Facilities Prerefunded 11/1/2012 @ 101	5.00%	11/01/20	1,638,775
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/21	600,365

BROWN ADVISORY MARYLAND BOND FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds—Continued
General Obligation Bonds—Continued
250,000	Frederick County Maryland Public Facilities Callable 6/1/2017 @ 100	4.00%	06/01/22	259,358
300,000	Harford County Maryland Callable 7/15/2015 @ 100	5.00%	07/15/22	325,488
200,000	Harford County Maryland Consolidated Public Improvements Callable 1/15/2011 @ 101	4.25%	01/15/13	209,750
2,000,000	Howard County Maryland Consolidated Public Improvement Project Unrefunded Balance Series A Callable 2/15/2012 @ 100	5.25%	08/15/12	2,205,200
685,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/14	788,579
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/15	2,210,360
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/15	349,431
1,660,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/16	1,835,479
560,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series LL-2	3.00%	11/01/15	589,764
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/15	221,115
430,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series LL-2	3.00%	11/01/16	448,705
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/16	219,085
1,600,000	Maryland State	5.00%	02/01/11	1,697,584
850,000	Maryland State & Local Facilities 2nd Series A	3.00%	08/15/17	876,741
2,500,000	Maryland State & Local Facilities 1st Series A Continuously Callable 3/1/2017 @ 100	4.00%	03/01/24	2,576,775
750,000	Maryland State & Local Facilities Loan 1st Series B	3.00%	03/01/12	785,917
220,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/12	244,768
500,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/13	568,260
300,000	Maryland State & Local Facilities Loan 2nd Series Callable 8/1/2013 @ 100	5.00%	08/01/14	336,939
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%	08/01/15	582,025
500,000	Maryland State & Local Facilities Loan 1st Series Callable 8/1/2014 @ 100	5.00%	08/01/15	568,845
665,000	Maryland State & Local Facilities Loan 2nd Series A Continuously Callable 8/1/2015 @ 100	5.00%	08/01/17	753,079
1,000,000	Maryland State & Local Facilities Loan 2nd Series Callable 8/1/2017 @ 100	5.00%	08/01/18	1,159,740
2,750,000	Maryland State & Local Facilities Loan 1st Series Callable 3/15/2017 @ 100	5.00%	03/15/19	3,142,260
2,210,000	Maryland State & Local Facilities Loan Capital Improvement Series A	5.50%	08/01/13	2,550,937
125,000	Maryland State & Local Facilities Loan Capital Improvement 1st Series A	5.25%	03/01/15	145,989
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	11/01/09	503,900
800,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	04/01/11	854,328
1,975,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/15	2,288,294
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/15	582,025
500,000	Montgomery County Maryland Consolidated Public Improvement Series A Callable 9/1/2014 @ 100	5.00%	09/01/15	569,655
100,000	Montgomery County Maryland Consolidated Public Improvement Series A Prerefunded 1/1/2010 @ 101	5.60%	01/01/16	102,765
1,745,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/16	2,038,125
500,000	Montgomery County Maryland Consolidated Public Improvement Series A Callable 4/1/2014 @ 100	5.00%	04/01/17	557,085
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/17	1,175,710
1,700,000	Montgomery County Maryland Consolidated Public Improvement Series A Callable 5/1/2017 @ 100	5.00%	05/01/18	1,969,586
250,000	Montgomery County Maryland Consolidated Public Improvement Series A Callable 5/1/2013 @ 100	4.00%	05/01/19	259,113
130,000	Montgomery County Maryland Consolidated Public Improvement Series A Callable 8/1/2018 @ 100	4.00%	08/01/19	140,440
500,000	Ocean City Maryland NATL-RE FGIC Insured	4.25%	03/01/11	520,895
1,000,000	Prince Georges County Maryland Consolidated Public Improvement	3.25%	09/15/11	1,051,110
345,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/12	382,346
50,000	Prince Georges County Maryland Consolidated Public Improvement Prerefunded 10/1/2009 @ 101 FSA Insured	5.00%	10/01/12	50,691
1,790,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%	09/15/14	2,060,720
750,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/15	871,245
810,000	Washington County Maryland Public Improvement	2.25%	01/01/14	830,234
565,000	Washington County Maryland Public Improvement	4.50%	01/01/15	637,936
585,000	Washington County Maryland Public Improvement	3.00%	01/01/17	605,668
640,000	Washington County Maryland Public Improvement	4.00%	01/01/18	703,200
500,000	Washington Suburban Sanitation District - General Construction	4.25%	06/01/10	514,610
230,000	Washington Suburban Sanitation District - General Construction	4.25%	06/01/12	249,962
1,630,000	Washington Suburban Sanitation District - General Construction Continuously Callable 6/1/2013 @ 100	4.00%	06/01/14	1,760,481
1,500,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2014 @ 100	4.00%	06/01/15	1,634,400
1,000,000	Washington Suburban Sanitation District - Sewage Disposal	5.25%	06/01/10	1,036,700
210,000	Washington Suburban Sanitation District - Sewage Disposal	4.00%	06/01/14	231,239
500,000	Washington Suburban Sanitation District - Water Supply	4.25%	06/01/10	514,610
500,000	Washington Suburban Sanitation District - Water Supply 2nd Series	3.00%	06/01/11	519,785
255,000	Washington Suburban Sanitation District - Water Supply	5.00%	06/01/12	282,303

BROWN ADVISORY MARYLAND BOND FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds—Continued
General Obligation Bonds—Continued
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/15	1,740,360
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/16	1,752,645
2,000,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100	3.00%	06/01/19	1,988,220
500,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100	3.25%	06/01/20	500,360
2,305,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100	3.75%	06/01/21	2,370,762
560,000	Wicomico County Maryland FSA Insured	3.00%	12/01/13	591,041
1,330,000	Wicomico County Maryland FSA Insured	3.00%	12/01/14	1,393,986
1,000,000	Worcester County Maryland Public Improvement	5.00%	10/01/16	1,170,430
500,000	Worcester County Maryland Public Improvement	5.00%	10/01/17	586,120

				108,715,898

Revenue Bonds—30.9%
725,000	Baltimore County Maryland Catholic Health Initiatives Series A Callable 9/1/2016 @ 100	5.00%	09/01/19	770,385
925,000	Baltimore Maryland Convention Center Callable 10/5/2009 @ 101 NATL-RE Insured	5.00%	09/01/19	936,562
500,000	Baltimore Maryland Convention Center Series A Callable 9/1/2016 @ 100 XLCA Insured	5.25%	09/01/19	424,815
120,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/12	124,414
390,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/13	404,243
360,000	Baltimore Maryland Wastewater Project Series A Callable 7/1/2018 @ 100 FSA Insured	5.00%	07/01/20	409,208
1,000,000	Baltimore Maryland Wastewater Project Series C Callable 7/1/2016 @ 100 AMBAC Insured	5.00%	07/01/21	1,079,380
185,000	Carroll County Maryland Fairhaven & Copper Ridge Series A Callable 10/5/2009 @ 101 RADIAN Insured	5.20%	01/01/10	185,894
400,000	Frederick County Maryland Educational Facilities Revenue Mount Saint Mary’s College Series A Escrowed to Maturity	4.80%	09/01/09	400,000
400,000	Frederick County Maryland Educational Facilities Revenue Mount Saint Mary’s College Series A Callable 9/1/2016 @ 100	5.63%	09/01/38	293,112
200,000	Maryland State Community Development Administration - Residential Program Series E	3.80%	09/01/13	210,408
500,000	Maryland State Community Development Administration - Residential Program Series G	4.10%	09/01/14	528,765
1,000,000	Maryland State Community Development Administration - Residential Program Series C	3.85%	09/01/15	1,042,610
1,000,000	Maryland State Community Development Administration - Single Family Program 1st Series Callable 10/1/2010 @ 100	4.65%	04/01/12	1,025,580
500,000	Maryland State Community Development Administration - Single Family Program 1st Series Callable 10/1/2010 @ 100	4.75%	04/01/13	511,805
500,000	Maryland State Department of Transportation	5.50%	02/01/10	510,825
455,000	Maryland State Department of Transportation	5.00%	05/01/12	501,665
1,050,000	Maryland State Department of Transportation 2nd Issue	4.00%	06/01/13	1,148,574
1,000,000	Maryland State Department of Transportation	5.25%	12/15/14	1,167,560
1,300,000	Maryland State Department of Transportation	5.25%	12/15/16	1,538,342
1,325,000	Maryland State Department of Transportation	5.00%	02/15/17	1,534,244
500,000	Maryland State Department of Transportation Callable 2/15/2016 @ 100	4.25%	02/15/18	542,385
500,000	Maryland State Department of Transportation Callable 5/15/2017 @ 100	4.00%	05/15/20	527,805
700,000	Maryland State Department of Transportation 2nd Issue Callable 9/1/2018 @ 100	4.00%	09/01/21	733,439
260,000	Maryland State Economic Development Corporation - Lutheran World Relief/Refugee Callable 4/1/2017 @ 100	5.25%	04/01/19	258,250
500,000	Maryland State Economic Development Corporation - Maryland Department of Transportation Headquarters Callable 6/1/2012 @ 100.5	5.00%	06/01/15	542,685
600,000	Maryland State Economic Development Corporation - The Baltimore Museum of Art, Inc. SunTrust Bank(a)	1.60%	09/01/28	600,000
340,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Escrowed to Maturity	4.25%	06/01/10	350,040
290,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 7/1/2011 @ 100 AMBAC Insured	5.38%	07/01/12	307,713
500,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 6/1/2016 @ 100 CIFG Insured	5.00%	06/01/22	456,685
245,000	Maryland State Economic Development Corporation - University of Maryland/Baltimore Series A	4.50%	10/01/11	230,692
500,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A Callable 1/1/2013 @ 101	5.00%	01/01/14	497,085
500,000	Maryland State Health & Higher Educational Facilities - Board of Child Care	4.50%	07/01/12	531,125
450,000	Maryland State Health & Higher Educational Facilities - Bullis School Callable 1/1/2011 @ 101 FSA Insured	5.00%	07/01/13	467,397

BROWN ADVISORY MARYLAND BOND FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds—Continued
Revenue Bonds—Continued
100,000	Maryland State Health & Higher Educational Facilities - Bullis School Callable 1/1/2011 @ 101 FSA Insured	5.00%	07/01/15	103,013
250,000	Maryland State Health & Higher Educational Facilities - Carroll County General Hospital	4.63%	07/01/10	255,203
500,000	Maryland State Health & Higher Educational Facilities - Carroll County General Hospital Callable 7/1/2012 @ 100	5.00%	07/01/13	523,620
340,000	Maryland State Health & Higher Educational Facilities - Civista Medical Center Callable 7/1/2014 @ 100 RADIAN Insured	4.50%	07/01/28	273,044
270,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A	4.80%	01/01/12	268,191
450,000	Maryland State Health & Higher Educational Facilities - Frederick Memorial Hospital	4.20%	07/01/11	450,135
250,000	Maryland State Health & Higher Educational Facilities - Goucher College Callable 7/1/2014 @ 100	4.50%	07/01/19	252,365
500,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2011 @ 100	5.00%	07/01/20	503,535
2,000,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center(a)	0.60%	07/01/25	2,000,000
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Mandatory Tender 11/15/2011 @ 100	5.00%	05/15/42	264,388
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Mandatory Tender 5/15/2013 @ 100	5.00%	05/15/46	537,840
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	5.00%	05/15/10	512,715
900,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	5.00%	05/15/11	947,466
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital Callable 5/15/2011 @ 100	4.60%	05/15/14	515,630
100,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital Callable 5/15/2011 @ 100	4.70%	05/15/15	102,587
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/10	519,500
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A Callable 7/1/2011 @ 100	5.00%	07/01/12	267,242
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/13	283,472
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A Callable 7/1/2011 @ 100	5.00%	07/01/13	266,065
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/18	582,090
235,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	3.88%	07/01/10	235,517
535,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute Callable 10/5/2009 @ 100	5.30%	07/01/12	535,374
200,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	4.38%	07/01/13	198,354
1,000,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A Escrowed to Maturity	5.00%	07/01/10	1,038,100
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A Prerefunded 7/1/2014 @ 100	4.00%	07/01/17	544,755
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/17	531,585
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2017 @ 100	5.00%	07/01/18	263,560
250,000	Maryland State Health & Higher Educational Facilities - Medstar Health	4.38%	08/15/13	257,778
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A Callable 7/1/2017 @ 100	5.00%	07/01/26	186,808
135,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A Callable 7/1/2017 @ 100	5.00%	07/01/27	124,782
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Callable 7/1/2017 @ 100	4.50%	07/01/35	154,352
1,000,000	Maryland State Health & Higher Educational Facilities - Peninsula Regional Medical Center Callable 7/1/2016 @ 100	5.00%	07/01/26	1,014,380
430,000	Maryland State Health & Higher Educational Facilities - Sheppard Pratt Series A	3.30%	07/01/10	433,840
750,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/12	790,005
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System AMBAC Insured	4.00%	07/01/13	417,840
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2018 @ 100 AMBAC Insured	5.50%	07/01/24	524,190
250,000	Maryland State Health & Higher Educational Facilities - Washington Christian Academy Callable 1/1/2017 @ 100	5.25%	07/01/18	169,323
250,000	Maryland State Health & Higher Educational Facilities - Western Medical Health Series A Callable 7/1/2016 @ 100 NATL-RE FHA 242 Insured	5.00%	01/01/25	254,325
500,000	Maryland State Industrial Development Financing Authority - National Aquarium Baltimore Facility Series B Callable 11/1/2012 @ 100	4.50%	11/01/14	526,810
500,000	Maryland State Transportation Authority FSA Insured	5.00%	07/01/10	519,370

BROWN ADVISORY MARYLAND BOND FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Shares/ Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds—Continued
Revenue Bonds—Continued
570,000	Maryland State Transportation Authority Callable 7/1/2018 @ 100	5.00%	07/01/21	640,908
200,000	Maryland State Transportation Authority Grant & Revenue	5.00%	03/01/15	230,090
100,000	Maryland State Transportation Authority Grant & Revenue	4.50%	03/01/18	112,950
500,000	Maryland State Transportation Authority Grant & Revenue Callable 3/1/2017 @ 100	4.00%	03/01/19	534,190
500,000	Maryland State Transportation Authority Grant & Revenue Callable 3/1/2017 @ 100	5.00%	03/01/19	569,020
1,000,000	Maryland State Transportation Authority Grant & Revenue	5.25%	03/01/19	1,188,800
1,715,000	Maryland State Water Quality Financing	5.00%	03/01/15	1,963,195
500,000	Maryland State Water Quality Financing Series A	5.00%	09/01/15	582,445
500,000	Maryland State Water Quality Financing -Administrative Revolving Loan Fund	5.00%	03/01/17	574,350
350,000	Maryland State Water Quality Financing -Administrative Revolving Loan Fund	5.00%	03/01/18	402,489
300,000	Maryland State Water Quality Financing -Administrative Revolving Loan Fund Callable 3/1/2018 @ 100	4.00%	03/01/19	317,829
265,000	Maryland State Water Quality Financing -Administrative Revolving Loan Fund, Series A Continuously Callable 3/1/2018 @ 100	5.00%	03/01/19	305,770
200,000	Montgomery County Maryland - Housing Opportunity Commission Series A FHA VA Insured	3.45%	07/01/11	206,362
200,000	Montgomery County Maryland - Housing Opportunity Commission Housing Development Series A Multi-Family Revenue Callable 7/1/2010 @ 100	5.40%	07/01/11	205,316
400,000	Queen Annes County Maryland - Public Facilities Callable 11/15/2015 @ 100 NATL-RE Insured	5.00%	11/15/17	449,164
440,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/10	452,175
310,000	University of Maryland System Auxiliary Facility & Tuition Revenue Unrefunded Balance Series A Prerefunded 10/1/2009 @ 100	5.00%	04/01/10	311,088
425,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.50%	10/01/12	455,902
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/13	563,625
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%	10/01/15	546,280
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	4.00%	10/01/16	552,335
250,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A Callable 10/1/2016 @ 100	5.00%	10/01/19	282,625
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A Callable 4/1/2017 @ 100	4.00%	04/01/20	529,500
510,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A Prerefunded 4/1/2012 @ 100	5.13%	04/01/21	562,754
100,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A Callable 10/1/2016 @ 100	5.00%	10/01/22	110,226
940,000	Washington County Maryland - Public Improvement Callable 7/1/2017 @ 100 AMBAC Insured	4.25%	07/01/22	991,192
500,000	Westminster Maryland Educational Facilities Revenue - McDaniel College, Inc. Callable 11/1/2016 @ 100	4.38%	11/01/24	458,780
1,115,000	Worcester County Maryland - Consolidated Public Improvement Project	5.00%	03/01/13	1,253,673

				54,295,874

Total Municipal Bonds (Cost $158,754,742)				163,011,772

Short Term Investment—7.8%
Money Market Fund—7.8%
13,730,755	Cash Account Trust-Tax Exempt Portfolio 0.29%(b) (Cost $13,730,755)			13,730,755

Total Investments—101.4% (Cost $173,730,469) *				178,061,606

Other Assets and Liabilities, Net—(1.4)%				(2,521,282)

NET ASSETS—100.0%				$175,540,324

(a)	Variable rate security. Rate disclosed is as of August 31, 2009.
(b)	The rate quoted is the annualized seven-day net yield of the fund as of August 31, 2009.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$5,072,145
Gross Unrealized Depreciation	(741,008)

Net Unrealized Appreciation/(Depreciation)	$4,331,137

AMBAC	American Municipal Bond Insurance Assurance Corp.
CIFG	CDC IXIS Financial Guarantee
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHA VA	Federal Housing Authority/Veterans Administration
FSA	Federal Financial Security Assurance
NATL-RE	National Public Finance Guarantee Corp. Reinsured
RADIAN	Radian Asset Assurance
XLCA	XL Capital Assurance

BROWN ADVISORY INTERMEDIATE INCOME FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Asset Backed Security—0.2%
466,397	World Omni Auto Receivables Trust, Series 05-B-A4 (Cost $466,397)(a)	0.29%	09/20/12	465,278

Corporate Bonds & Notes—23.8%
2,000,000	America Movil SAB de CV	5.50%	03/01/14	2,099,656
1,000,000	Baltimore Gas & Electric Co., MTN	6.75%	06/05/12	1,061,538
1,000,000	Barrick NA Finance LLC	6.80%	09/15/18	1,129,671
1,350,000	Block Financial LLC	5.13%	10/30/14	1,288,325
2,500,000	Caterpillar Financial Services Corp., MTN	6.13%	02/17/14	2,755,545
2,000,000	Charles Schwab Corp.	4.95%	06/01/14	2,106,212
2,500,000	Comcast Corp.	6.50%	01/15/17	2,743,700
2,500,000	Consolidated Natural Gas Co.	5.00%	12/01/14	2,645,555
2,500,000	E.I. Du Pont De Nemours & Co.	5.75%	03/15/19	2,734,957
2,145,000	FIA Card Services NA, BKNT(b)	7.13%	11/15/12	2,226,763
2,500,000	FPL Group Capital, Inc.	6.00%	03/01/19	2,761,532
3,000,000	General Electric Co.	5.00%	02/01/13	3,175,086
2,565,000	Goldman Sachs Group, Inc., MTN	3.63%	08/01/12	2,619,122
2,500,000	GTE Corp.	6.84%	04/15/18	2,798,975
575,000	Hewlett-Packard Co.	6.13%	03/01/14	647,065
2,750,000	ICI Wilmington, Inc.	5.63%	12/01/13	2,776,565
2,000,000	Kraft Foods, Inc.	6.00%	02/11/13	2,177,346
2,500,000	Norfolk Southern Corp.	5.90%	06/15/19	2,726,850
2,500,000	ONEOK Partners LP	6.15%	10/01/16	2,612,538
1,500,000	PACCAR, Inc.	6.88%	02/15/14	1,689,458
2,000,000	PPL Energy Supply LLC	6.50%	05/01/18	2,111,338
2,500,000	Spectra Energy Capital LLC, Series B	6.75%	07/15/18	2,622,248
1,000,000	Staples, Inc.	7.38%	10/01/12	1,068,311
2,500,000	Starbucks Corp.	6.25%	08/15/17	2,593,060
2,500,000	Valero Energy Corp.	6.88%	04/15/12	2,696,350
1,166,000	W.R. Berkley Corp.	6.15%	08/15/19	1,016,585
2,000,000	Weatherford International, Ltd.	5.15%	03/15/13	2,085,756
1,700,000	Xerox Corp.	5.65%	05/15/13	1,747,450

Total Corporate Bonds & Notes (Cost $57,518,619)				60,717,557

US Government & Agency Obligations—65.2%
Bond—0.3%
640,000	FFCB	5.20%	03/20/13	704,419

FHLB Notes—5.1%
7,000,000	FHLB	5.25%	06/05/17	7,798,679
3,594,874	FHLB, Series 00-0606-Y	5.27%	12/28/12	3,888,941
1,300,844	FHLB, Series TQ-2015-A	5.07%	10/20/15	1,352,995

				13,040,615

FHLMC Note—1.2%
3,000,000	FHLMC, Callable 3/16/2010 @ 100	2.13%	03/16/11	3,022,665

FNMA Note—2.0%
5,000,000	FNMA, Callable 4/1/2010 @ 100	2.00%	04/01/11	5,042,375

Mortgage Backed Securities—38.5%
1,118,884	FHLMC, Pool # 1B0889(a)	4.52%	05/01/33	1,158,743
2,056,223	FHLMC, Pool # 1J0203(a)	5.21%	04/01/35	2,139,055
1,774,823	FHLMC, Pool # A40782	5.00%	12/01/35	1,829,350
16,996	FHLMC, Pool # C00210	8.00%	01/01/23	19,201
2,263,699	FHLMC, Pool # C90993	5.50%	10/01/26	2,383,047
1,019,408	FHLMC, Pool # E93051	5.50%	12/01/17	1,087,135
26,557	FHLMC, Pool # G10543	6.00%	06/01/11	28,247
41,765	FHLMC, Pool # G10682	7.50%	06/01/12	43,988
35,114	FHLMC, Pool # G10690	7.00%	07/01/12	37,104
3,531,991	FHLMC, Pool # G11649	4.50%	02/01/20	3,693,874
8,973,100	FHLMC, Pool # G18309	4.50%	05/01/24	9,238,554
3,338,154	FHLMC, Pool # G30412	6.00%	03/01/28	3,555,738
634,845	FHLMC, Pool # M80814	5.00%	05/01/10	654,343

BROWN ADVISORY INTERMEDIATE INCOME FUND

Schedule of Investments

August 31, 2009 (Unaudited)

Shares/ Face Amount $	Security Description	Rate	Maturity	Value $
US Government & Agency Obligations—Continued
Mortgage Backed Securities—Continued
806,882	FHLMC, Pool # M80931	5.50%	08/01/11	834,460
1,391,386	FHLMC REMIC, Series 2782-PA	4.00%	11/15/33	1,421,200
2,850,535	FHLMC REMIC, Series R005-VA	5.50%	03/15/16	3,030,773
272,401	FNMA, Pool # 254089	6.00%	12/01/16	291,520
3,724,839	FNMA, Pool # 256752	6.00%	06/01/27	3,966,415
3,680,337	FNMA, Pool # 257048	6.00%	01/01/28	3,919,026
34,944	FNMA, Pool # 409589	9.50%	11/01/15	38,275
179,366	FNMA, Pool # 433646	6.00%	10/01/13	191,731
72,811	FNMA, Pool # 539082	7.00%	08/01/28	80,134
208,802	FNMA, Pool # 625536	6.00%	01/01/32	222,003
136,472	FNMA, Pool # 628837	6.50%	03/01/32	147,313
962,230	FNMA, Pool # 663238	5.50%	09/01/32	1,008,180
1,093,320	FNMA, Pool # 725544	5.50%	12/01/17	1,164,250
156,320	FNMA, Pool # 741373(a)	4.30%	12/01/33	158,418
336,572	FNMA, Pool # 744805(a)	4.29%	11/01/33	346,087
266,274	FNMA, Pool # 764342(a)	2.65%	02/01/34	268,578
2,675,964	FNMA, Pool # 768005	4.00%	09/01/13	2,746,055
759,777	FNMA, Pool # 805440	7.00%	11/01/34	830,425
4,419,570	FNMA, Pool # 831413	5.50%	04/01/36	4,614,739
1,144,941	FNMA, Pool # 848817	5.00%	01/01/36	1,179,758
2,568,428	FNMA, Pool # 866920(a)	5.37%	02/01/36	2,642,549
3,337,734	FNMA, Pool # 871084	5.50%	11/01/36	3,485,129
5,442,181	FNMA, Pool # 888218	5.00%	03/01/37	5,600,876
2,675,030	FNMA, Pool # 889584	5.50%	01/01/37	2,797,340
5,588,081	FNMA, Pool # 909932	6.00%	03/01/37	5,894,225
3,524,664	FNMA, Pool # 944581	5.00%	07/01/22	3,681,732
6,371,308	FNMA, Pool # 981257	5.00%	05/01/23	6,651,884
9,901,302	FNMA, Pool # AA7001	5.00%	06/01/39	10,177,648
4,148,879	GNMA, Pool # 4221	5.50%	08/20/38	4,348,341
57,160	GNMA, Pool # 487110	6.50%	04/15/29	61,871
7,870	GNMA, Pool # 571166	7.00%	08/15/31	8,691
135,897	GNMA, Pool # 781186	9.00%	06/15/30	157,255
682,793	GNMA, Pool # 781450	5.00%	06/15/17	721,867

				98,557,127

U.S. Treasury Securities—18.1%
10,500,000	U.S. Treasury Inflation Indexed Bonds	2.50%	07/15/16	11,796,168
10,000,000	U.S. Treasury Inflation Indexed Bonds	2.13%	01/15/19	10,357,112
6,000,000	U.S. Treasury Note/Bond	4.25%	08/15/15	6,506,256
10,000,000	U.S. Treasury Note/Bond	4.00%	08/15/18	10,475,010
7,500,000	U.S. Treasury Note/Bond	2.75%	02/15/19	7,102,155

				46,236,701

Total US Government & Agency Obligations (Cost $161,849,984)				166,603,902

Yankee Dollar—0.8%
2,000,000	Potash Corp. of Saskatchewan, Inc. (Cost $2,075,590)	5.25%	05/15/14	2,134,724

Short Term Investment—4.9%

Money Market Fund—4.9%
12,441,314	Western Asset/Citi Institutional U.S. Treasury Reserves , Class A 0.10%(c) (Cost $12,441,314)			12,441,314

Total Investments—94.9% (Cost $234,351,904)*				242,362,775

Other Assets and Liabilities, Net—5.1%				13,189,961

NET ASSETS—100.0%				$255,552,736

BROWN ADVISORY INTERMEDIATE INCOME FUND

Schedule of Investments

August 31, 2009 (Unaudited)

(a)	Variable rate security. Rate disclosed is as of August 31, 2009.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. At August 31, 2009 the value of this security amounted to $2,226,763 or 0.9% of net assets.
(c)	The rate quoted is the annualized seven-day net yield of the fund as of August 31, 2009.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$8,871,720
Gross Unrealized Depreciation	(860,849)

Net Unrealized Appreciation/(Depreciation)	$8,010,871

BKNT	Bank Note
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LP	Limited Partnership
MTN	Medium Term Note

Notes to Schedules of Investments

August 31, 2009 (Unaudited)

The above report contains the Schedules of Investments of the funds listed below (individually a “Fund,” and collectively, the “Funds”):

Brown Advisory Growth Equity Fund

Brown Advisory Value Equity Fund

Brown Advisory Flexible Value Fund

Brown Advisory Small-Cap Growth Fund

Brown Advisory Small-Cap Value Fund

Brown Advisory Small-Cap Fundamental Value Fund

Brown Advisory Opportunity Fund

Brown Advisory Core International Fund

Brown Advisory Maryland Bond Fund

Brown Advisory Intermediate Income Fund

Statement of Financial Accounting Standards No. 157.

Various data inputs are used in determining the value of the Brown Advisory Funds’ investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—quoted prices in active markets for identical assets

Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Brown Advisory Funds’ net assets as of August 31, 2009:

	Level 1		Level 2		Level 3		Total
Fund	Investment Securities	Other Financial Instruments**	Investment Securities	Other Financial Instruments**	Investment Securities	Other Financial Instruments**	Investment Securities	Other Financial Instruments**

Brown Advisory Growth Equity Fund
Security Type
Common Stock*	$68,288,143	—	—	—	—	—	$68,288,143	—
Money Market Fund	—	—	$2,157,826	—	—	—	2,157,826	—

Total	$68,288,143	$—	$2,157,826	$—	$—	$—	$70,445,969	$—

Brown Advisory Value Equity Fund
Security Type
Common Stock*	$130,153,966	—	—	—	—	—	$130,153,966	—
Money Market Fund	—	—	$6,258,923	—	—	—	6,258,923	—

Total	$130,153,966	$—	$6,258,923	$—	$—	$—	$136,412,889	$—

Brown Advisory Flexible Value Fund
Security Type
Common Stock*	$15,643,500	—	$—	—	—	—	$15,643,500	—
Money Market Fund	—	—	801,102	—	—	—	801,102	—

Total	$15,643,500	$—	$801,102	$—	$—	$—	$16,444,602	$—

Brown Advisory Small-Cap Growth Fund
Security Type
Common Stock*	$120,039,680	—	—	—	—	—	$120,039,680	—
Private Placement	—	—	—	—	$310,641	—	310,641	—
Money Market Fund	—	—	$8,945,906	—	—	—	8,945,906	—

Total	$120,039,680	$—	$8,945,906	$—	$310,641	$—	$129,296,227	$—

Brown Advisory Small-Cap Value Fund
Security Type
Common Stock*	$61,597,721	—	—	—	$0	—	$61,597,721	—
Money Market Fund	—	—	$2,340,367	—	—	—	2,340,367	—

Total	$61,597,721	$—	$2,340,367	$—	$0	$—	$63,938,088	$—

Brown Advisory Small-Cap Fundamental Value Fund
Security Type
Common Stock*	$17,991,292	—	—	—	—	—	$17,991,292	—
Convertible Preferred Stock	57,574	—	—	—	—	—	57,574	—
Preferred Stock	522,271	—	—	—	—	—	522,271	—
Investment Company	371,788	—	—	—	—	—	371,788	—
Money Market Fund	—	—	$758,393	—	—	—	758,393	—
Written Options	—	$(48,300)	—	—	—	—	—	$(48,300)

Total	$18,942,925	$(48,300)	$758,393	$—	$—	$—	$19,701,318	$(48,300)

Brown Advisory Opportunity Fund
Security Type
Common Stock*	$17,434,850	—	—	—	—	—	$17,434,850	—
Money Market Fund	—	—	$457,074	—	—	—	457,074	—

Total	$17,434,850	$—	$457,074	$—	$—	$—	$17,891,924	$—

Brown Advisory Core International Fund
Security Type
Common Stock	$111,365,761	—	—	—	—	—	$111,365,761	—
Preferred Stocks	1,708,876	—	—	—	—	—	1,708,876	—
Exchanged Traded Fund	2,332,091	—	—	—	—	—	2,332,091	—
Money Market Fund	—	—	$770,337	—	—	—	770,337	—

Total	$115,406,728	$—	$770,337	$—	$—	$—	$116,177,065	$—

Brown Advisory Maryland Bond Fund
Security Type
Certificates of Participation	—	—	$1,319,079	—	—	—	$1,319,079	—
Municipal Bonds	—	—	163,011,772	—	—	—	163,011,772	—
Money Market Fund	—	—	13,730,755	—	—	—	13,730,755	—

Total	$—	$—	$178,061,606	$—	$—	$—	$178,061,606	$—

Brown Advisory Intermediate Income Fund
Security Type
Asset Backed Security	—	—	$465,278	—	—	—	$465,278	—
Corporate Bonds & Notes	—	—	60,717,557	—	—	—	60,717,557	—
US Government & Agency Obligations	—	—	166,603,902	—	—	—	166,603,902	—
Yankee Dollar	—	—	2,134,724	—	—	—	2,134,724	—
Money Market Fund	—	—	12,441,314	—	—	—	12,441,314	—

Total	$—	$—	$242,362,775	$—	$—	$—	$242,362,775	$—

*	Please refer to the Schedule of Investments to view equity securities segregated by industry type.
**	Other financial instruments are derivative instruments not reflected in the schedules of portfolio investments, such as futures, forwards, written options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Brown Advisory Small-Cap Growth Fund	Brown Advisory Small-Cap Value Fund
	Investments in Private Placement
Balance as of May 31, 2009	$321,433	$0
Accrued Accretion / (Amortization)	—	—
Change in Unrealized Appreciation / (Depreciation)	(10,792)	—
Net Purchases / (Sales)	—	—
Transfers In / (Out)	—	—

Balance as of August 31, 2009	$310,641	$0

Note 1 - Security Valuation

Exchange traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean of the current bid and asked prices provided by independent pricing services. Debt securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Options traded on an exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale, at the mean of the last bid and asked prices. Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Shares of open-end mutual funds are valued at net asset value (“NAV”). Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Short-term investments that mature in sixty days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the advisor or a sub-advisor believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an asset may differ from the security’s market price and may not be the price at which the asset may be sold. Fair value estimates for securities for which no or limited observable market data is available are based on judgments regarding the current economic environment, financial reports, credit, collateral and other such factors. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Note 2 - Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through October 23, 2009, the date the report was available to be issued.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forum Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy, Principal Executive Officer
Date October 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy, Principal Executive Officer
Date October 23, 2009

By (Signature and Title)*	/s/ Trudance L. C. Bakke
Trudance L. C. Bakke, Principal Financial Officer
Date October 23, 2009